Share-based compensation - Summary of the restricted share units (RSU) activity under the 2021 Plan (Details) - Restricted share units (RSU)	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - Beginning balance	0
Granted	8,514,375
Contractually Granted - Ending balance	8,514,375
Granted (For Purposes of Measuring Share-based Compensation Expense) - Beginning balance	0
Granted	0
Granted (For Purposes of Measuring Share-based Compensation Expense) - Ending balance	0